Structured Entities (Tables)	12 Months Ended
Oct. 31, 2023
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Summary of Unconsolidated Structured Entities
The following table provides information about other structured entities which the Bank does not control and therefore does not consolidate.

	As at October 31, 2023
($ millions)	Canadian multi-seller conduits that the Bank administers	Structured finance entities	Other funding vehicles	Total
Total assets on structured entity’s financial statements	$5,291	$3,683	$1,872	$10,846
Assets recognized on the Bank’s financial statements
Trading assets	8	18	–	26
Investment securities	–	804	10	814
Loans (1)	–	1,182	61	1,243
Other	–	2	9	11
	8	2,006	80	2,094
Liabilities recognized on the Bank’s financial statements
Deposits – Business and government	–	–	1,834	1,834
Other	–	–	38	38
	–	–	1,872	1,872
Bank’s maximum exposure to loss	$5,299	$3,296	$71	$8,666

	As at October 31, 2022
($ millions)	Canadian multi-seller conduits that the Bank administers	Structured finance entities	Other funding vehicles	Total
Total assets (on structured entity’s financial statements)	$3,773	$2,304	$833	$6,910
Assets recognized on the Bank’s financial statements
Trading assets	35	2	–	37
Investment securities	–	885	10	895
Loans (1)	–	704	59	763
	35	1,591	69	1,695
Liabilities recognized on the Bank’s financial statements
Deposits – Business and government	–	–	833	833
	–	–	833	833
Bank’s maximum exposure to loss	$3,808	$1,591	$69	$5,468

(1)	Loan balances are presented net of allowance for credit losses.